BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 13:-	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company's basic and diluted net loss per share of Ordinary Share:

	Year ended December 31
	2016	2015

Net comprehensive income	$(3,720)	$(3,482)
Convertible Preferred A Shares accumulated dividend (*)	(177)	(182)

Net loss attributable to Ordinary shares as reported	$(3,897)	$(3,664)

Shares used in computing net loss per share of Ordinary shares, basic and diluted	1,448,363	1,448,363

Net loss per share of Ordinary share, basic and diluted	(2.69)	(2.53)

(*)
The net loss used for the computation of basic and diluted net loss per share include the compounded dividend of eight percent per annum which shall be distributed to shareholders in case of distributable assets determined in the AOA under the liquidation preference right (See also Note 10a2)

Convertible securities such as warrants to purchase Convertible Preferred A Shares, Convertible Preferred A Shares, RSU's and stock options to grantees under the 2013 Plan, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.